Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill [Abstract]
Schedule of Changes in Carrying Amount of Goodwill

Changes in the carrying amount of goodwill are as follows:

	Merchant Solutions (3)	Digital Wallets (4)	Total
December 31, 2021	$1,796,591	$1,853,446	$3,650,037
Additions (1)	—	284,239	284,239
Purchase price adjustments (2)	—	(11,938)	(11,938)
Foreign exchange	—	(41,019)	(41,019)
Impairment	(1,159,145)	(723,042)	(1,882,187)
December 31, 2022	$637,446	$1,361,686	$1,999,132
Foreign exchange	—	24,270	24,270
December 31, 2023	$637,446	$1,385,956	$2,023,402

(1)
Additions to goodwill within the Digital Wallet segment related to SafetyPay (See Note 14).
(2)
Purchase price adjustments mainly related to deferred tax asset on SafetyPay net operating losses.
(3)
Accumulated impairment loss was $1,159,145 as of December 31, 2023 and 2022 and $0 as of December 31, 2021 within the Merchant Solutions segment.
(4)
Accumulated impairment loss was $723,042 as of December 31, 2023 and 2022 and $0 as of December 31, 2021 within the Digital Wallets segment.